ALPS VARIABLE INVESTMENT TRUST

ALPS | Alerian Energy Infrastructure Portfolio: Class I (N/A) and Class III (ALEFX)

(the “Fund”)

SUPPLEMENT DATED SEPTEMBER 10, 2025 TO THE SUMMARY PROSPECTUS, PROSPECTUS, AND STATEMENT OF ADDITIONAL INFORMATION (“SAI”), EACH DATED MAY 1, 2025, AS SUPPLEMENTED

Effective as of the date of this Supplement, Andrew Hicks no longer serves as Portfolio Manager of the Fund. Accordingly, all references to Mr. Hicks in the Summary Prospectus, Prospectus, and SAI are hereby deleted.

Ryan Mischker and Charles Perkins continue to serve as Portfolio Managers of the Fund.

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PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE